Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill
Schedule of goodwill

		Wuhan
	Others	Miracle	Total
	RMB	RMB	RMB
Balance as of December 31, 2023	684	540,009	540,693
Increase in goodwill related to acquisition	—	—	—
Impairment of goodwill	—	(540,009)	(540,009)
Balance as of December 31, 2024	684	—	684
Increase in goodwill related to acquisition	—	—	—
Impairment of goodwill	—	—	—
Balance as of December 31, 2025	684	—	684